Accrued Liabilities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Accrued Liabilities [Line Items]
Alleged defective products liability	$ 37
Increased alleged defective products liability	$ 42